PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Income Fund)
Disclosure Related to the PIMCO Income Fund (the "Fund")

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates.

PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Mortgage-Backed Securities Fund)
Disclosure Related to the PIMCO Mortgage-Backed Securities Fund (the "Fund")

Effective immediately, the following sentence is added immediately after the seventh sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:

The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Total Return Fund IV)
Disclosure Related to the PIMCO Total Return Fund IV (the "Fund")

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Income Fund)
Disclosure Related to the PIMCO Income Fund (the "Fund")

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates.

PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Mortgage-Backed Securities Fund)
Disclosure Related to the PIMCO Mortgage-Backed Securities Fund (the "Fund")

Effective immediately, the following sentence is added immediately after the seventh sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:

The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Total Return Fund IV)
Disclosure Related to the PIMCO Total Return Fund IV (the "Fund")

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 15, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Risk/Return:	rr_RiskReturnAbstract
Supplement- [Text Block]	pimco_SupplementTextBlock_01
PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
Disclosure Related to the PIMCO Income Fund (the "Fund")

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates.
Risk/Return:	rr_RiskReturnAbstract
Supplement- [Text Block]	pimco_SupplementTextBlock_01
PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Mortgage-Backed Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
Disclosure Related to the PIMCO Mortgage-Backed Securities Fund (the "Fund")

Effective immediately, the following sentence is added immediately after the seventh sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Risk/Return:	rr_RiskReturnAbstract
Supplement- [Text Block]	pimco_SupplementTextBlock_01
PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Total Return Fund IV)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
Disclosure Related to the PIMCO Total Return Fund IV (the "Fund")

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities.